Transactions and Balances with Related Parties (Details) - Schedule of eventer transaction with related parties - Eventer [Member] $ in Thousands	3 Months Ended
Dec. 31, 2020 USD ($) [1]
Transactions and Balances with Related Parties (Details) - Schedule of eventer transaction with related parties [Line Items]
Revenues	$ 53
Cost of sales expenses	48
R&D expenses	$ 210

[1]	Screenz cross media Ltd. Media and Rabbi Interactive Ltd. related party of Eventer.